Davis Global Fund
Fund Summary: Davis Global Fund
Investment Objective
Davis Global Fund's investment objective is long-term growth of capital.
Fees and Expenses of Davis Global Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Davis Global Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 32 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 50.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Global Fund	Davis Global Fund - Class A	Davis Global Fund - Class B	Davis Global Fund - Class C	Davis Global Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptons (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	0.50%	4.00%	1.00%	none
Redemption fee (as a percentage of total redemption proceeds on shares redeemed or exchanged within 30 days)	(2.00%)	(2.00%)	(2.00%)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Global Fund		Davis Global Fund - Class A	Davis Global Fund - Class B	Davis Global Fund - Class C	Davis Global Fund - Class Y
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.38%	0.72%	0.50%	0.28%
Total Annual Operating Expenses		1.18%	2.27%	2.05%	0.83%
Less Fee Waiver or Expense Reimbursement	[1]	none	none	none	none
Net Expenses		1.18%	2.27%	2.05%	0.83%
[1]	The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%; Class Y shares, 1.05%) until March 1, 2012. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to March 1, 2012, without the consent of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Davis Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Global Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Global Fund - Class A	590	832	1,093	1,839
Davis Global Fund - Class B	630	1,009	1,415	2,201
Davis Global Fund - Class C	308	643	1,103	2,379
Davis Global Fund - Class Y	85	265	460	1,025

Portfolio Turnover
Davis Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Global Fund's portfolio primarily in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts and Global Depository Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization. Under normal market conditions, the Fund will invest significantly (at least 40% of its total assets) in issuers: (i) organized or located outside of the U.S.; (ii) whose primary trading market is located outside the U.S.; or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Typically, the Fund makes investments in a number of different countries.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Principal Risks of Investing in Davis Global Fund

You may lose money by investing in Davis Global Fund. Investors in Davis Global Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock are generally subordinate to an issuers' other securities, including convertible and preferred securities.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Emerging Market risk. The Fund invests in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Trading Markets and Depositary Receipts. Foreign securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
  Under  $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may make such investments when a company becomes the center of controversy after receiving adverse media attention. While Davis Advisors researches companies subject to such contingencies, they cannot be correct every time, and the company's stock may never recover.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Global Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the MSCI ACWI (All Country World Index), a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

During the period from inception (December 22, 2004) through December 29, 2006, only the directors, officers and employees of Davis Global Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares. Since inception, the Fund's investment strategies and operations have remained substantially the same.

Calendar Year Total Returns for Class A Shares

Davis Global Fund Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns Davis Global Fund	Past 1 Year	Past 5 Years	Lifetime	Inception Date
MSCI ACWI (All Country World Index) - reflects no deduction for fees, expenses or taxes	12.67%	3.44%	4.84%
Davis Global Fund - Class A	9.64%	3.93%	5.89%	Dec 22, 2004
Davis Global Fund - Class A return after taxes on distributions	9.37%	3.84%	5.80%
Davis Global Fund - Class A return after taxes on distributions and sale of fund shares	6.63%	3.46%	5.19%
Davis Global Fund - Class B	9.68%	3.48%	5.64%	Dec 22, 2004
Davis Global Fund - Class C	13.03%	3.89%	5.68%	Dec 22, 2004
Davis Global Fund - Class Y	15.37%		(4.90%)	Jul 25, 2007

Davis Global Fund | Davis Global Fund - Class A
Highest/Lowest quarterly results during this time period were: HIGHEST: 32.48% for the quarter ended June 30, 2009 LOWEST: (22.95%) for the quarter ended December 31, 2008
Davis International Fund
Fund Summary: Davis International Fund
Investment Objective
Davis International Fund's investment objective is long-term growth of capital.
Fees and Expenses of Davis International Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Davis International Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 32 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 50.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis International Fund	Davis International Fund - Class A	Davis International Fund - Class B	Davis International Fund - Class C	Davis International Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptons (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	0.50%	4.00%	1.00%	none
Redemption fee (as a percentage of total redemption proceeds on shares redeemed or exchanged within 30 days)	(2.00%)	(2.00%)	(2.00%)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis International Fund		Davis International Fund - Class A	Davis International Fund - Class B	Davis International Fund - Class C	Davis International Fund - Class Y
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		1.26%	6.50%	8.36%	2.37%
Total Annual Operating Expenses		2.06%	8.05%	9.91%	2.92%
Less Fee Waiver or Expense Reimbursement	[1]	(0.76%)	(5.75%)	(7.61%)	(1.87%)
Net Expenses		1.30%	2.30%	2.30%	1.05%
[1]	The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%; Class Y shares, 1.05%) until March 1, 2012. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to March 1, 2012, without the consent of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Davis International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis International Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis International Fund - Class A	674	1,090	1,531	2,751
Davis International Fund - Class B	1,193	2,606	3,929	5,586
Davis International Fund - Class C	1,067	2,760	4,381	7,788
Davis International Fund - Class Y	295	904	1,538	3,242

Portfolio Turnover
Davis International Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis International Fund's portfolio primarily in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts and Global Depository Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization. Under normal market conditions, the Fund will invest significantly (at least 40% of its total assets) in issuers: (i) organized or located outside of the U.S.; (ii) whose primary trading market is located outside the U.S.; or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Typically, the Fund makes investments in a number of different countries.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Principal Risks of Investing in Davis International Fund

You may lose money by investing in Davis International Fund. Investors in Davis International Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock are generally subordinate to an issuers' other securities, including convertible and preferred securities.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Emerging Market risk. The Fund invests in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Trading Markets and Depositary Receipts. Foreign securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
  Under  $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may make such investments when a company becomes the center of controversy after receiving adverse media attention. While Davis Advisors researches companies subject to such contingencies, they cannot be correct every time, and the company's stock may never recover.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis International Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the MSCI ACWI (All Country World Index) ex USA, a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

During the period from inception (December 29, 2006) through December 30, 2009, only the directors, officers and employees of Davis International Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares. Since inception, the Fund's investment strategies and operations were substantially the same.

Calendar Year Total Returns for Class A Shares

Davis International Fund Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns Davis International Fund	Past 1 Year	Lifetime	Inception Date
MSCI ACWI (All Country World Index) ex USA - reflects no deduction for fees, expenses or taxes	11.15%	(0.02%)
Davis International Fund - Class A	9.41%	(1.16%)	Dec 29, 2006
Davis International Fund - Class A return after taxes on distributions	9.38%	(1.19%)
Davis International Fund - Class A return after taxes on distributions and sale of fund shares	6.24%	(0.88%)
Davis International Fund - Class B	9.72%	(1.47%)	Dec 29, 2006
Davis International Fund - Class C	12.72%	(0.97%)	Dec 29, 2006
Davis International Fund - Class Y	15.13%	15.13%	Dec 31, 2009

Davis International Fund | Davis International Fund - Class A
Highest/Lowest quarterly results during this time period were: HIGHEST: 29.52% for the quarter ended June 30, 2009 LOWEST: (21.98%) for the quarter ended September 30, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	DAVIS NEW YORK VENTURE FUND INC.
CIK	dei_EntityCentralIndexKey	0000071701
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar 1, 2011
Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Davis Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Global Fund
INVESTMENT OBJECTIVE:	rr_ObjectiveHeading	Investment Objective
INVESTMENT OBJECTIVE	rr_ObjectivePrimaryTextBlock	Davis Global Fund's investment objective is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis Global Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Davis Global Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 32 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 50.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	Davis Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Davis Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Global Fund's portfolio primarily in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts and Global Depository Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization. Under normal market conditions, the Fund will invest significantly (at least 40% of its total assets) in issuers: (i) organized or located outside of the U.S.; (ii) whose primary trading market is located outside the U.S.; or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Typically, the Fund makes investments in a number of different countries.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund does not concentrate in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Global Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Global Fund. Investors in Davis Global Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock are generally subordinate to an issuers' other securities, including convertible and preferred securities.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Emerging Market risk. The Fund invests in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Trading Markets and Depositary Receipts. Foreign securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
  Under  $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may make such investments when a company becomes the center of controversy after receiving adverse media attention. While Davis Advisors researches companies subject to such contingencies, they cannot be correct every time, and the company's stock may never recover.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Global Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Global Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the MSCI ACWI (All Country World Index), a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

During the period from inception (December 22, 2004) through December 29, 2006, only the directors, officers and employees of Davis Global Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares. Since inception, the Fund's investment strategies and operations have remained substantially the same.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis Global Fund Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Davis Global Fund | Davis Global Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptons (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption fee (as a percentage of total redemption proceeds on shares redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.18%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	1.18%
1 YEAR	rr_ExpenseExampleYear01	590
3 YEARS	rr_ExpenseExampleYear03	832
5 YEARS	rr_ExpenseExampleYear05	1,093
10 YEARS	rr_ExpenseExampleYear10	1,839
2005	rr_AnnualReturn2005	13.49%
2006	rr_AnnualReturn2006	29.76%
2007	rr_AnnualReturn2007	17.14%
2008	rr_AnnualReturn2008	(49.92%)
2009	rr_AnnualReturn2009	45.21%
2010	rr_AnnualReturn2010	15.13%
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: HIGHEST: 32.48% for the quarter ended June 30, 2009 LOWEST: (22.95%) for the quarter ended December 31, 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.95%)
Past 1 Year	rr_AverageAnnualReturnYear01	9.64%
Past 5 Years	rr_AverageAnnualReturnYear05	3.93%
Lifetime	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2004
Davis Global Fund | Davis Global Fund - Class A | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.37%
Past 5 Years	rr_AverageAnnualReturnYear05	3.84%
Lifetime	rr_AverageAnnualReturnSinceInception	5.80%
Davis Global Fund | Davis Global Fund - Class A | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.63%
Past 5 Years	rr_AverageAnnualReturnYear05	3.46%
Lifetime	rr_AverageAnnualReturnSinceInception	5.19%
Davis Global Fund | Davis Global Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptons (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption fee (as a percentage of total redemption proceeds on shares redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.27%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	2.27%
1 YEAR	rr_ExpenseExampleYear01	630
3 YEARS	rr_ExpenseExampleYear03	1,009
5 YEARS	rr_ExpenseExampleYear05	1,415
10 YEARS	rr_ExpenseExampleYear10	2,201
Past 1 Year	rr_AverageAnnualReturnYear01	9.68%
Past 5 Years	rr_AverageAnnualReturnYear05	3.48%
Lifetime	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2004
Davis Global Fund | Davis Global Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptons (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fee (as a percentage of total redemption proceeds on shares redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.05%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	2.05%
1 YEAR	rr_ExpenseExampleYear01	308
3 YEARS	rr_ExpenseExampleYear03	643
5 YEARS	rr_ExpenseExampleYear05	1,103
10 YEARS	rr_ExpenseExampleYear10	2,379
Past 1 Year	rr_AverageAnnualReturnYear01	13.03%
Past 5 Years	rr_AverageAnnualReturnYear05	3.89%
Lifetime	rr_AverageAnnualReturnSinceInception	5.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2004
Davis Global Fund | Davis Global Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptons (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds on shares redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.83%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	0.83%
1 YEAR	rr_ExpenseExampleYear01	85
3 YEARS	rr_ExpenseExampleYear03	265
5 YEARS	rr_ExpenseExampleYear05	460
10 YEARS	rr_ExpenseExampleYear10	1,025
Past 1 Year	rr_AverageAnnualReturnYear01	15.37%
Lifetime	rr_AverageAnnualReturnSinceInception	(4.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 25, 2007
Davis Global Fund | MSCI ACWI (All Country World Index) - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.67%
Past 5 Years	rr_AverageAnnualReturnYear05	3.44%
Lifetime	rr_AverageAnnualReturnSinceInception	4.84%
Davis International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis International Fund
INVESTMENT OBJECTIVE:	rr_ObjectiveHeading	Investment Objective
INVESTMENT OBJECTIVE	rr_ObjectivePrimaryTextBlock	Davis International Fund's investment objective is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis International Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Davis International Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 32 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 50.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	Davis International Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest  $10,000 in Davis International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis International Fund's portfolio primarily in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts and Global Depository Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization. Under normal market conditions, the Fund will invest significantly (at least 40% of its total assets) in issuers: (i) organized or located outside of the U.S.; (ii) whose primary trading market is located outside the U.S.; or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Typically, the Fund makes investments in a number of different countries.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund does not concentrate in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis International Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis International Fund. Investors in Davis International Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock are generally subordinate to an issuers' other securities, including convertible and preferred securities.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Emerging Market risk. The Fund invests in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Trading Markets and Depositary Receipts. Foreign securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
  Under  $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may make such investments when a company becomes the center of controversy after receiving adverse media attention. While Davis Advisors researches companies subject to such contingencies, they cannot be correct every time, and the company's stock may never recover.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis International Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis International Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the MSCI ACWI (All Country World Index) ex USA, a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

During the period from inception (December 29, 2006) through December 30, 2009, only the directors, officers and employees of Davis International Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares. Since inception, the Fund's investment strategies and operations were substantially the same.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis International Fund Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Davis International Fund | Davis International Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptons (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption fee (as a percentage of total redemption proceeds on shares redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.26%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.06%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.30%
1 YEAR	rr_ExpenseExampleYear01	674
3 YEARS	rr_ExpenseExampleYear03	1,090
5 YEARS	rr_ExpenseExampleYear05	1,531
10 YEARS	rr_ExpenseExampleYear10	2,751
2007	rr_AnnualReturn2007	22.68%
2008	rr_AnnualReturn2008	(48.61%)
2009	rr_AnnualReturn2009	38.32%
2010	rr_AnnualReturn2010	14.87%
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: HIGHEST: 29.52% for the quarter ended June 30, 2009 LOWEST: (21.98%) for the quarter ended September 30, 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.98%)
Past 1 Year	rr_AverageAnnualReturnYear01	9.41%
Lifetime	rr_AverageAnnualReturnSinceInception	(1.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Davis International Fund | Davis International Fund - Class A | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.38%
Lifetime	rr_AverageAnnualReturnSinceInception	(1.19%)
Davis International Fund | Davis International Fund - Class A | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.24%
Lifetime	rr_AverageAnnualReturnSinceInception	(0.88%)
Davis International Fund | Davis International Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptons (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption fee (as a percentage of total redemption proceeds on shares redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.50%
Total Annual Operating Expenses	rr_ExpensesOverAssets	8.05%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.75%)	[1]
Net Expenses	rr_NetExpensesOverAssets	2.30%
1 YEAR	rr_ExpenseExampleYear01	1,193
3 YEARS	rr_ExpenseExampleYear03	2,606
5 YEARS	rr_ExpenseExampleYear05	3,929
10 YEARS	rr_ExpenseExampleYear10	5,586
Past 1 Year	rr_AverageAnnualReturnYear01	9.72%
Lifetime	rr_AverageAnnualReturnSinceInception	(1.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Davis International Fund | Davis International Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptons (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fee (as a percentage of total redemption proceeds on shares redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	8.36%
Total Annual Operating Expenses	rr_ExpensesOverAssets	9.91%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.61%)	[1]
Net Expenses	rr_NetExpensesOverAssets	2.30%
1 YEAR	rr_ExpenseExampleYear01	1,067
3 YEARS	rr_ExpenseExampleYear03	2,760
5 YEARS	rr_ExpenseExampleYear05	4,381
10 YEARS	rr_ExpenseExampleYear10	7,788
Past 1 Year	rr_AverageAnnualReturnYear01	12.72%
Lifetime	rr_AverageAnnualReturnSinceInception	(0.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Davis International Fund | Davis International Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptons (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds on shares redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.37%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.92%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.87%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.05%
1 YEAR	rr_ExpenseExampleYear01	295
3 YEARS	rr_ExpenseExampleYear03	904
5 YEARS	rr_ExpenseExampleYear05	1,538
10 YEARS	rr_ExpenseExampleYear10	3,242
Past 1 Year	rr_AverageAnnualReturnYear01	15.13%
Lifetime	rr_AverageAnnualReturnSinceInception	15.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Davis International Fund | MSCI ACWI (All Country World Index) ex USA - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.15%
Lifetime	rr_AverageAnnualReturnSinceInception	(0.02%)

[1]	The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%; Class Y shares, 1.05%) until March 1, 2012. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to March 1, 2012, without the consent of the Board of Directors.